Loans - Concentrations and Restrictions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consumer | Consumer Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	23.00%
Consumer | Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	24.00%
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 20,545,198	$ 20,271,968
Loans pledged to secure potential borrowings	6,100,000
Commercial | Finance And Insurance Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 2,800,000
Percentage of commercial & industrial loan portfolio	17.00%
Percentage contributed in total loan	10.00%
Commercial | Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans	$ 2,000,000
Percentage of commercial & industrial loan portfolio	12.00%
Percentage contributed in total loan	7.00%
Commercial | Finance Insurance And Loans To Mortgage Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial & industrial loan portfolio	29.00%